Consolidated Segment Data (Details 2) - USD ($) $ in Millions		12 Months Ended
		Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	[1]	$ 9,902	$ 10,332	$ 10,058
Long-lived assets	[2]	1,402	1,513	1,560
North America
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	[3]	5,544	5,496	5,343
Long-lived assets	[2],[4]	856	905	905
Latin America
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue		492	500	456
Long-lived assets	[2]	110	113	129
Europe, Middle East and Africa
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue	[5]	2,551	2,836	2,758
Long-lived assets	[2]	313	338	340
Asia-Pacific
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue		1,315	1,500	1,501
Long-lived assets	[2]	109	137	154
United States
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue		4,822	4,717	4,568
Long-lived assets		801	836	828
United Kingdom
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Net revenue		1,140	1,262	1,168
Corporate and Other
Long-lived assets comprising property, plant and equipment and excluding goodwill, other intangible assets, deferred taxes and other shared assets
Long-lived assets	[2]	$ 14	$ 20	$ 32

[1]	Net revenue is attributed to individual countries based on the jurisdiction of formation of the reporting entity that records the transaction.
[2]	Long-lived assets are comprised primarily of subscriber system assets, net, property, plant and equipment, net, deferred subscriber acquisition costs, net and dealer intangibles. They exclude goodwill, other intangible assets and other assets.
[3]	Includes U.S. net revenue of $4,822 million, $4,717 million and $4,568 million for 2015, 2014 and 2013, respectively.
[4]	Includes U.S. long-lived assets of $801 million, $836 million, and $828 million for 2015, 2014 and 2013, respectively.
[5]	The U.K. represents the largest portion of net revenue in the Europe, Middle East and Africa region with net revenue of $1,140 million, $1,262 million and $1,168 million for 2015, 2014 and 2013, respectively.